Investments in associates and joint arrangements - Statement of financial position (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of financial position
Non-current assets	€ 125,416	€ 126,793
Total Assets	153,953	155,063
Equity shareholders' funds	56,977	57,816	€ 62,625	€ 63,188
Non-controlling interests	2,290	2,012
Non-current liabilities	63,329	68,536
Current liabilities	33,647	28,711
Cash and cash equivalents on formation	7,496	5,821
INWIT S.p.A. | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	14,532	14,422
Current assets	270	256
Total Assets	14,802	14,678
Equity shareholders' funds	8,595	8,801
Non-current liabilities	5,672	5,536
Current liabilities	535	341
Cash and cash equivalents on formation	96	120
Non-current liabilities excluding trade and other payables and provisions	5,420	5,314
Current liabilities excluding trade and other payables and provisions	319	185
VodafoneZiggo Group Holding B.V. | Joint ventures where entity is venturer
Statement of financial position
Non-current assets	16,521	16,978
Current assets	739	911
Total Assets	17,260	17,889
Equity shareholders' funds	1,643	2,380
Non-current liabilities	13,187	13,025
Current liabilities	2,430	2,484
Cash and cash equivalents on formation	190	330
Non-current liabilities excluding trade and other payables and provisions	13,007	12,466
Current liabilities excluding trade and other payables and provisions	1,282	1,154
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	3,129	3,121
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	(10,214)	(7,457)
Safaricom Limited | Associates
Statement of financial position
Non-current assets	2,173	1,333
Current assets	510	438
Total Assets	2,683	1,771
Equity shareholders' funds	1,066	1,045
Non-controlling interests	312
Non-current liabilities	558	131
Current liabilities	747	595
Cash and cash equivalents on formation	241	208
Non-current liabilities excluding trade and other payables and provisions	465	93
Current liabilities excluding trade and other payables and provisions	241	149
Indus Towers Ltd | Associates
Statement of financial position
Non-current assets	5,359	5,271
Current assets	1,685	1,198
Total Assets	7,044	6,469
Equity shareholders' funds	3,774	3,083
Non-current liabilities	2,101	1,936
Current liabilities	1,169	1,450
Cash and cash equivalents on formation	278	230
Non-current liabilities excluding trade and other payables and provisions	1,795	1,656
Current liabilities excluding trade and other payables and provisions	638	906
Safaricom Limited
Statement of financial position
Dividend received	170	171	261
Vodafone Idea Limited
Statement of financial position
Non-current assets	17,267	17,975
Current assets	2,693	2,648
Total Assets	19,960	20,623
Equity shareholders' funds	(10,214)	(7,457)
Non-current liabilities	23,266	20,769
Current liabilities	6,908	7,315
Cash and cash equivalents on formation	365	260
Non-current liabilities excluding trade and other payables and provisions	23,241	14,187
Current liabilities excluding trade and other payables and provisions	3,334	3,914
VodafoneZiggo Group Holding B.V.
Statement of financial position
Dividend received	350	209	148
INWIT S.p.A.
Statement of financial position
Dividend received	96	42
TPG Telecom Limited
Statement of financial position
Non-current assets	10,638	10,272
Current assets	898	679
Total Assets	11,536	10,951
Equity shareholders' funds	3,129	3,121
Non-current liabilities	7,227	6,884
Current liabilities	1,180	946
Cash and cash equivalents on formation	435	268
Non-current liabilities excluding trade and other payables and provisions	7,173	6,825
Current liabilities excluding trade and other payables and provisions	121	€ 83
Dividend received	€ 22		€ 0